Matthews Emerging Asia Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.1%
	Shares	Value

VIETNAM: 17.5%
Vinh Hoan Corp.[b]	4,330,790	$8,259,475
Mobile World Investment Corp.[b]	1,360,605	6,180,546
Military Commercial Joint Stock Bank[b]	6,050,438	5,195,402
Phu Nhuan Jewelry JSC	1,689,494	4,484,178
Taisun International Holding Corp.	676,000	2,769,810
Nam Long Investment Corp.	1,625,012	1,812,368
Thien Long Group Corp.	1,068,330	1,617,495
FPT Corp.	106,400	231,327
Total Vietnam		30,550,601

PAKISTAN: 15.1%
Indus Motor Co., Ltd.	668,850	5,165,741
Meezan Bank, Ltd.	10,290,166	5,103,798
PAK Suzuki Motor Co., Ltd.[b]	3,845,400	4,690,401
GlaxoSmithKline Consumer Healthcare Pakistan, Ltd.	1,469,357	2,567,807
Hascol Petroleum, Ltd.[b]	20,427,010	2,486,981
United Bank, Ltd.	3,330,486	2,312,955
ICI Pakistan, Ltd.	437,550	1,910,147
Shifa International Hospitals, Ltd.	1,009,751	1,357,056
Honda Atlas Cars Pakistan, Ltd.	468,000	731,125
Total Pakistan		26,326,011

INDONESIA: 13.4%
PT Kino Indonesia	23,448,700	4,858,723
PT Bank Mandiri Persero	11,812,400	3,950,372
PT Mayora Indah	16,785,800	2,689,160
PT Indofood CBP Sukses Makmur	3,756,200	2,545,994
PT Adira Dinamika Multi Finance	5,188,400	2,527,525
PT Ramayana Lestari Sentosa	61,600,200	2,202,687
PT Hexindo Adiperkasa	10,085,000	2,122,190
PT Gudang Garam[b]	756,500	2,038,379
PT Catur Sentosa Adiprana	16,920,400	348,824
Total Indonesia		23,283,854

BANGLADESH: 12.8%
British American Tobacco Bangladesh Co., Ltd.	486,664	6,429,186
Berger Paints Bangladesh, Ltd.	352,259	5,754,806
BRAC Bank, Ltd.	6,241,817	2,994,895
Marico Bangladesh, Ltd.	113,074	2,861,075
Square Pharmaceuticals, Ltd.	1,069,454	2,571,985
Olympic Industries, Ltd.	832,242	1,706,182
Total Bangladesh		22,318,129

SRI LANKA: 9.9%
John Keells Holdings PLC	7,438,130	5,411,742
Sampath Bank PLC	6,539,310	4,674,987
Teejay Lanka PLC	18,318,101	3,455,685
Ceylon Cold Stores PLC	493,219	1,779,817
Ceylon Tobacco Co. PLC	245,624	1,283,751
LB Finance PLC[b]	753,156	585,019
Total Sri Lanka		17,191,001

PHILIPPINES: 7.8%
Jollibee Foods Corp.	1,714,290	5,139,255
Cosco Capital, Inc.	44,191,200	4,671,033
Universal Robina Corp.	1,014,610	2,813,950

	Shares	Value
STI Education Systems Holdings, Inc.	149,395,000	$971,724
Total Philippines		13,595,962

CHINA/HONG KONG: 5.9%
XPeng, Inc. ADR[b]	178,100	3,574,467
Chindata Group Holdings, Ltd. ADR[b]	174,100	2,825,643
Hangzhou Tigermed Consulting Co., Ltd. H Shares[b,c,d]	148,000	2,108,270
KE Holdings, Inc. ADR[b]	28,753	1,762,559
Total China/Hong Kong		10,270,939

INDIA: 5.5%
Reliance Industries, Ltd.	63,394	1,922,608
L&T Finance Holdings, Ltd.	2,007,708	1,701,918
Caplin Point Laboratories, Ltd.	219,706	1,653,196
Poly Medicure, Ltd.	263,369	1,642,161
ICICI Prudential Life Insurance Co., Ltd.[c,d]	282,539	1,616,581
Praj Industries, Ltd.	1,124,808	1,104,150
Total India		9,640,614

THAILAND: 4.4%
Thai Beverage Public Co., Ltd.	8,797,000	3,914,032
Central Retail Corp. Public Co., Ltd.[b]	4,426,600	3,653,129
Total Thailand		7,567,161

AUSTRALIA: 1.6%
Oil Search, Ltd.	1,491,542	2,852,923
Total Australia		2,852,923

SINGAPORE: 1.2%
Yoma Strategic Holdings, Ltd.[b]	9,555,766	2,014,114
Total Singapore		2,014,114

TOTAL INVESTMENTS: 95.1%		165,611,309
(Cost $182,849,599)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.9%		8,613,043

NET ASSETS: 100.0%		$174,224,352

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $3,724,851, which is 2.14% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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